Voyage Expenses (Schedule of voyage expenses analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage Expenses [Abstract]
Commissions	$ 13,331	$ 14,412	$ 10,794
(Gain)/loss from bunkers	(474)	(8,100)	(5,955)
Port expenses and other	764	630	731
Total	$ 13,621	$ 6,942	$ 5,570